Income Taxes (Unrecognized Tax Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Mar. 31, 2011
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 58,588		¥ 61,297	¥ 75,479
Gross amount of increases for current year's tax positions	366		455	406
Gross amount of decreases for current year's tax positions	(49)		(339)	(1,482)
Gross amount of increases for prior years' tax positions	2,765		2,887	9,113
Gross amount of decreases for prior years' tax positions	(35,119)	[1]	(312)	(8,698)
Net amount of changes relating to settlements with tax authorities	760		(2,515)	(4,434)
Decreases due to lapse of applicable statutes of limitations			(1,123)	(1,479)
Foreign exchange translation	3,645		(1,762)	(7,608)
Balance at end of fiscal year	¥ 30,956		¥ 58,588	¥ 61,297

[1]	The decrease was primarily because, during the fiscal year ended March 31, 2013, the MUFG Group closed an examination with U.S. tax authorities on issues related to prior years' tax positions.